Related party transactions	6 Months Ended
Jun. 30, 2026
Related party transactions.
Related party transactions
15.	Related party transactions

Transactions with related parties

In addition to the transactions and balances detailed elsewhere in these financial statements, the Group had the following transactions with related parties during the periods:

	For the six months ended June 30,
(Euro thousands)	2026	2025
(i) Sales of goods
Handsome Corporation (1)	164	249

(ii) Other service expenses
Baozun Hong Kong Investment Limited (1)	—	322

(iii) Interest expense
Fosun International Limited (1)	18,090	7,742
Shanghai Fosun High Technology (Group) Co., Ltd. (2)	498	491
FPI (US) 1 LLC (2)	85	99
Shanghai Fosun High Technology Group Finance Co., Ltd. (2)	64	56
Itochu Corporation (3)	*	—
Meritz Securities Co., Ltd. (4)	—	2,442
Total interest expenses	18,737	10,830

(iv) Proceeds from shareholder loan
Fosun International Limited	68,760	86,102
Shanghai Fosun High Technology Group Finance Co., Ltd.	700	866
Total proceeds of shareholder loan	69,460	86,968

(v) Repayments of shareholder loan
Fosun International Limited	3,827	9,151
Shanghai Fosun High Technology Group Finance Co., Ltd.	961	452
Meritz Securities Co., Ltd.	—	16,710
Total repayments of shareholder loan	4,788	26,313

(vi) Repayments of financing fund
Meritz Securities Co., Ltd.	—	48,091

(vii) Royalty
Handsome Corporation	1,182	1,390
Itochu Corporation	*	1,018
Total royalty	1,182	2,408

Balances with related parties

	At June 30,	At December 31,
(Euro thousands)	2026	2025
(i) Borrowings
Fosun International Limited	381,099	313,750
Shanghai Fosun High Technology (Group) Co., Ltd.	9,903	9,340
FPI (US) 1 LLC	2,368	2,304
Shanghai Fosun High Technology Group Finance Co., Ltd.	1,548	1,715
Total borrowings	394,918	327,109
(ii) Other current liabilities
Fosun International Limited	48,352	29,532
Shanghai Fosun Bund Property Co., Ltd.	2,021	1,906
Shanghai Fosun High Technology (Group) Co., Ltd.	1,185	1,118
Shanghai Fosun Industrial Investment Co.,Ltd.(2)	998	1,106
Baozun Hong Kong Investment Limited	518	1,585
FPI (US) 1 LLC	488	390
Shanghai Fosun High Technology Group Finance Co., Ltd.	3	3
Itochu Corporation	—	1,656
Fosun Holdings Limited	—	257
Total other current liabilities	53,565	37,553
(iii) Other current assets
Fosun International Limited	245	239
(iv) Other non-current liabilities
Shanghai Fosun High Technology (Group) Co., Ltd.	4,284	3,571
Itochu Corporation	—	22,061
Total other non-current liabilities	4,284	25,632

*Please refer to notes (3).

Notes:

(1)	One of the shareholders of the Group.
(2)	Subsidiaries of Fosun International Limited.
(3)	During the first half of 2026, the former shareholder ceased to hold any shares and is no longer a related party of the Group.
(4)	One of the shareholders of the Group from January 1, 2025 to June 26, 2025 and the related party transactions are accumulated transactions for this period. It ceased to be a related party from June 27, 2025, when the Group repurchased its shares.